Annual Total Returns[BarChart] - NVIT International Equity Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(9.76%)	15.61%	17.83%	(0.45%)	(3.06%)	0.87%	27.45%	(14.53%)	19.12%	7.95%